FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS: (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives
Gains reclassified from accumulated other comprehensive income into income	$ 2.5	$ 3.3	$ 0.5
Derivatives in Cash Flow Hedging Relationships: | Foreign exchange contracts
Derivatives
Amount of Gain or (Loss) Recognized in OCI on Derivatives and Other Financial Instruments (Effective Portion)	0.5	0.5	(0.5)
Net investment hedge, net of tax
Derivatives
Amount of Gain or (Loss) Recognized in OCI on Derivatives and Other Financial Instruments (Effective Portion)	(9.9)	2.7	(37.9)
Net investment hedge, net of tax | Cross-currency interest rate swaps
Derivatives
Amount of Gain or (Loss) Recognized in OCI on Derivatives and Other Financial Instruments (Effective Portion)			(16.5)
Net investment hedge, net of tax | Euro-denominated debt
Derivatives
Amount of Gain or (Loss) Recognized in OCI on Derivatives and Other Financial Instruments (Effective Portion)	(9.9)	2.7	(21.4)
Derivatives Not Designated as Hedging Instruments:
Derivatives
Amount of Gain or (Loss) Recognized in Income on Derivatives	0.5	13.2	3.9
Derivatives Not Designated as Hedging Instruments: | Interest rate swaps
Derivatives
Amount of Gain or (Loss) Recognized in Income on Derivatives	0.5	11.8	4.0
Derivatives Not Designated as Hedging Instruments: | Foreign exchange contracts
Derivatives
Amount of Gain or (Loss) Recognized in Income on Derivatives		(0.2)
Derivatives Not Designated as Hedging Instruments: | Cross-currency interest rate swaps
Derivatives
Amount of Gain or (Loss) Recognized in Income on Derivatives		$ 1.6	$ (0.1)